Subsequent Events (Details) $ / shares in Units, $ in Thousands, liquefiedNaturalGasTon in Millions			1 Months Ended	6 Months Ended
	Aug. 13, 2026 $ / shares	Aug. 03, 2026 USD ($)	Jul. 31, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Aug. 12, 2026 USD ($) liquefiedNaturalGasTon	Dec. 31, 2025 USD ($)	Sep. 30, 2024 liquefiedNaturalGasTon
Subsequent Event [Line Items]
Additions to equity method investments				$ 40,130	$ 19,268
Pre-operational assets				106,454			$ 46,780
Southern Energy S.A., SESA
Subsequent Event [Line Items]
Additions to equity method investments				$ 39,200
Equity method investment, ownership percentage				10.00%
FLNG Esperanza | Engineering, procurement and construction agreement, CIMC
Subsequent Event [Line Items]
Tons of liquefied natural gas, capacity | liquefiedNaturalGasTon								3.5
Subsequent event
Subsequent Event [Line Items]
Common stock, dividends, per share, declared (in USD per share) | $ / shares	$ 0.25
Subsequent event | Engineering, procurement and construction agreement, CIMC
Subsequent Event [Line Items]
Tons of liquefied natural gas, capacity | liquefiedNaturalGasTon						3.5
Pre-operational assets						$ 2,450,000
Subsequent event | Southern Energy S.A., SESA
Subsequent Event [Line Items]
Additions to equity method investments			$ 10,200
Equity method investment, ownership percentage			10.00%
Subsequent event | San Matias Pipeline S.A., SMP
Subsequent Event [Line Items]
Additions to equity method investments			$ 4,200
Equity method investment, ownership percentage			10.00%
Subsequent event | FLNG Esperanza | Southern Energy S.A., SESA
Subsequent Event [Line Items]
FLNG deployment project term		20 years
Subsequent event | Senior secured revolving credit facility | Line of Credit | Revolving credit facility
Subsequent Event [Line Items]
Maximum borrowing capacity		$ 600,000
Debt Instrument, term		18 months
Basis spread on variable rate (in percent)		3.00%